Share-Based Compensation - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	$ 2,843,701
2023 Share Incentive Plan II | Restricted Shares Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	2,843,701	$ 0
Unrecognized share-based compensation expenses	$ 860,622		$ 1,798,215
Unrecognized share-based compensation expected weighted-average period	1 year		11 months 15 days